Capital and Other Components of Equity	12 Months Ended
Dec. 31, 2018
Disclosure of Capital and Other Components of Equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
27.	Capital and Other Components of Equity

(a)	Common stock

AUO’s authorized common stock, with par value of $10 per share, both amounted to $100,000,000 thousand as at December 31, 2017 and 2018.

AUO’s issued and outstanding common stock, with par value of $10 per share, both amounted to $96,242,451 thousand as at December 31, 2017 and 2018.

AUO’s ADSs were listed on the New York Stock Exchange. Each ADS represents 10 shares of common stock. As of December 31, 2018, AUO has issued 51,674 thousand ADSs, which represented 516,741 thousand shares of its common stock.

(b)	Capital surplus

The components of capital surplus as of December 31, 2017 and 2018 were as follows:

	December 31,
	2017	2018
	(in thousands)
From common stock	$52,756,091	52,756,091
From convertible bonds	6,049,862	6,049,862
From others	1,732,552	1,814,271
	$60,538,505	60,620,224

According to the ROC Company Act, capital surplus, including premium from stock issuing and donations received, shall be applied to offset accumulated deficits before it can be distributed by issuing common stock as stock dividends or by cash according to the proportion of shareholdings. Pursuant to the ROC Regulations Governing the Offering and Issuance of Securities by Securities Issuers, the total sum of capital surplus capitalized per annum shall not exceed
10 percent of the paid-in capital.

(c)	Legal reserve

According to the ROC Company Act, 10 percent of the annual earnings after payment of income taxes and offsetting accumulated deficits, if any, shall be allocated as legal reserve until the accumulated legal reserve equals the paid-in capital. When a company incurs no loss, it may, pursuant to a resolution to be adopted by a shareholders’ meeting, distribute its legal reserve by issuing new shares or by cash, only the portion of legal reserve which exceeds 25 percent of the paid-in capital may be distributed.

(d)	Distribution of earnings and dividend policy

In accordance with AUO’s Articles of Incorporation, where 10 percent of the annual earnings, after payment of income taxes and offsetting accumulated deficits, if any, shall be set aside as a legal reserve until the accumulated legal reserve equals AUO’s paid-in capital. In addition, a special reserve in accordance with applicable laws and regulations shall also be set aside. The remaining current-year earnings together with accumulated undistributed earnings from preceding years can be distributed after the earnings distribution plan proposed by the board of directors is approved by resolution of the shareholders’ meeting.

AUO’s dividend policy is to pay dividends from surplus considering factors such as AUO’s current and future investment environment, cash requirements, domestic and overseas competitive conditions and capital budget requirements, while taking into account shareholders’ interest, maintenance of balanced dividend and AUO’s long-term financial plan. If the current-year retained earnings available for distribution reach 2% of the paid-in capital of AUO, dividend to be distributed shall be no less than 20% of the current-year retained earnings available for distribution. If the current-year retained earnings available for distribution do not reach 2% of the paid-in capital of AUO, AUO may decide not to distribute dividend. The cash portion of the dividend, which may be in the form of cash and stock, shall not be less than 10% of the total dividend distributed during the year. The dividend distribution ratio aforementioned could be adjusted by the shareholders’ meeting after taking into consideration factors such as finance, business and operations, etc.

Pursuant to relevant laws or regulations or as requested by the local authority, total net debit balance of the other components of equity shall be set aside from current earnings as special reserve, and not for distribution. Subsequent decrease pertaining to items that are accounted for as a reduction to the other components of equity shall be reclassified from special reserve to undistributed earnings.

AUO’s appropriations of earnings for 2016 had been approved in the shareholders’ meeting held on June 15, 2017. The appropriations and dividends per share were as follows:

	For fiscal year 2016
	Appropriation of earnings	Dividends per share
	(in thousands, except for per share data)
Legal reserve	$781,894
Cash dividends to shareholders	5,389,577	$0.56
	$6,171,471

The aforementioned appropriation of earnings for 2016 was consistent with the resolutions of the board of directors’ meeting held on March 22, 2017.

AUO’s appropriations of earnings for 2017 had been approved in the shareholders’ meeting held on June 15, 2018. The appropriations and dividends per share were as follows:

	For fiscal year 2017
	Appropriation of earnings	Dividends per share
	(in thousands, except for per share data)
Legal reserve	$3,235,942
Cash dividends to shareholders	14,436,368	$1.50
	$17,672,310

The aforementioned appropriation of earnings for 2017 was consistent with the resolutions of the board of directors’ meeting held on March 23, 2018.

AUO’s appropriations of earnings for 2018 have been approved in the meeting of the board of directors held on March 22, 2019. The appropriations and dividends per share were as follows:

	For fiscal year 2018
	Appropriation of earnings	Dividends per share
	(in thousands, except for per share data)
Legal reserve	$1,016,060
Special reserve	847,770
Cash dividends to shareholders	4,812,122	$0.50
	$6,675,952

The appropriations of earnings for 2018 are to be presented for approval in AUO’s 2019 shareholders’ meeting.

Information on the approval of board of directors and shareholders for AUO’s appropriations of earnings are available at the Market Observation Post System website.

(e)	Other components of equity

	Cumulative translation differences	Unrealized gains (losses) on available-for-sale financial assets	Unrealized gains (losses) on cash flow hedges	Total
	(in thousands)
Balance at January 1, 2016	$6,540,196	(539,653)	14,793	6,015,336
Foreign operations – foreign currency translation differences	(5,510,836)	-	-	(5,510,836)
Effective portion of changes in fair value of cash flow hedges	-	-	7,199	7,199
Net change in fair value of available-for-sale financial assets	-	769,410	-	769,410
Equity-accounted investees – share of other comprehensive income	(342,162)	(2,582)	-	(344,744)
Realized gain on sales of securities reclassified to profit or loss	(265,849)	(2,876)	-	(268,725)
Related tax	109,657	-	-	109,657
Balance at December 31, 2016	$531,006	224,299	21,992	777,297

Balance at January 1, 2017	$531,006	224,299	21,992	777,297
Foreign operations – foreign currency translation differences	(1,882,545)	-	-	(1,882,545)
Effective portion of changes in fair value of cash flow hedges	-	-	(21,992)	(21,992)
Net change in fair value of available-for-sale financial assets	-	1,146,422	-	1,146,422
Equity-accounted investees – share of other comprehensive income	(68,637)	6,310	-	(62,327)
Related tax	299,207	-	-	299,207
Balance at December 31, 2017	$(1,120,969)	1,377,031	-	256,062

	Cumulative translation differences	Unrealized gains (losses) on financial assets at FVTOCI	Unrealized gains (losses) on available-for-sale financial assets	Total
	(in thousands)
Balance at January 1, 2018	$(1,120,969)	-	1,377,031	256,062
Adjustments on initial application of new standards	-	1,303,816	(1,377,031)	(73,215)
Foreign operations – foreign currency translation differences	(336,902)	-	-	(336,902)
Net change in fair value of financial assets at FVTOCI	-	(754,813)	-	(754,813)
Equity-accounted investees – share of other comprehensive income	(19,716)	3,053	-	(16,663)
Realized gain on sales of securities reclassified to profit or loss	(107,457)	-	-	(107,457)
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	-	50,084	-	50,084
Group reorganization	(22,225)	-	-	(22,225)
Related tax	157,359	-	-	157,359
Balance at December 31, 2018	$(1,449,910)	602,140	-	(847,770)

(f)	Non-controlling interests, net of tax

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Balance at the beginning of the year	$22,648,604	18,388,204	17,068,501
Equity attributable to non-controlling interests:
Loss for the year	(1,211,772)	(2,120,737)	(2,177,869)
Adjustment of changes in ownership of investees	(191,394)	(6,421)	(20,998)
Foreign currency translation differences	(1,867,168)	(355,700)	(306,963)
Unrealized loss on financial assets at FVTOCI	-	-	(1,474)
Remeasurement of defined benefit plans	(98)	201	-
Group reorganization	-	-	2,701
Effect of disposal of interest in subsidiary to non-controlling interests	-	1,258,788	-
Effect of acquisition of non-controlling interests	37,036	-	-
Redemption of subsidiary treasury shares	(865,633)	-	-
Others	(161,371)	(95,834)	(147,339)
Balance at the end of the year	$18,388,204	17,068,501	14,416,559